SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Management fees paid to a company	$ 847,187	$ 873,640
Total	517,020	557,094
CEO And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	100,000	100,000
CEO [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	103,629	125,732
President And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	58,398	62,500
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	58,398	62,500
Total	$ 262,027	$ 288,232